Taxes - Change in deferred taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Opening balance	kr 1	kr 13
Change through profit or loss	(2)	(2)	kr (1)
Change in other comprehensive income	1	(10)
Closing balance	kr 0	kr 1	kr 13